INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 47,318
Ending balance	122,389	$ 47,318
Distribution rights
Changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	0	0
Customer contracts
Changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	0	0
License agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	85
Ending balance	78	85
Customer Lists
Changes in intangible assets other than goodwill [abstract]
Beginning balance	27,764
Ending balance	96,939	27,764
Software
Changes in intangible assets other than goodwill [abstract]
Beginning balance	3,592
Ending balance	4,652	3,592
Patents/ Trademarks
Changes in intangible assets other than goodwill [abstract]
Beginning balance	8,430
Ending balance	14,430	8,430
Patents/ Trademarks | Trademark and trade names
Changes in intangible assets other than goodwill [abstract]
Beginning balance	8,000
Ending balance	13,800	8,000
Non-compete agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	7,447
Ending balance	6,290	7,447
Software Licenses
Changes in intangible assets other than goodwill [abstract]
Beginning balance	900
Ending balance	200	900
Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Beginning balance	59,475	42,137
Additions – separately acquired	1,633	3,560
Additions through business acquisitions	82,873	11,700
Net foreign exchange differences	(3,822)	2,078
Ending balance	140,159	59,475
Gross carrying amount | Distribution rights
Changes in intangible assets other than goodwill [abstract]
Beginning balance	2,879	2,697
Additions – separately acquired	0	0
Additions through business acquisitions	0	0
Net foreign exchange differences	(224)	182
Ending balance	2,655	2,879
Gross carrying amount | Customer contracts
Changes in intangible assets other than goodwill [abstract]
Beginning balance	1,107	1,037
Additions – separately acquired	0	0
Additions through business acquisitions	0	0
Net foreign exchange differences	(86)	70
Ending balance	1,021	1,107
Gross carrying amount | License agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	302	302
Additions – separately acquired	0	0
Additions through business acquisitions	0	0
Net foreign exchange differences	0	0
Ending balance	302	302
Gross carrying amount | Customer Lists
Changes in intangible assets other than goodwill [abstract]
Beginning balance	32,641	26,206
Additions – separately acquired	0	0
Additions through business acquisitions	75,683	5,284
Net foreign exchange differences	(2,075)	1,151
Ending balance	106,249	32,641
Gross carrying amount | Software
Changes in intangible assets other than goodwill [abstract]
Beginning balance	4,891	1,783
Additions – separately acquired	1,617	3,108
Additions through business acquisitions	0	0
Net foreign exchange differences	19	0
Ending balance	6,527	4,891
Gross carrying amount | Patents/ Trademarks
Changes in intangible assets other than goodwill [abstract]
Beginning balance	8,935	2,216
Additions – separately acquired	16	452
Additions through business acquisitions	6,810	6,088
Net foreign exchange differences	(723)	179
Ending balance	15,038	8,935
Gross carrying amount | Non-compete agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	8,720	7,896
Additions – separately acquired	0	0
Additions through business acquisitions	380	328
Net foreign exchange differences	(733)	496
Ending balance	8,367	8,720
Accumulated depreciation and impairments
Changes in intangible assets other than goodwill [abstract]
Beginning balance	12,157	8,087
Net foreign exchange differences	(668)	341
Amortization	6,281	3,729
Ending balance	17,770	12,157
Accumulated depreciation and impairments | Distribution rights
Changes in intangible assets other than goodwill [abstract]
Beginning balance	2,879	2,678
Net foreign exchange differences	(224)	181
Amortization	0	20
Ending balance	2,655	2,879
Accumulated depreciation and impairments | Customer contracts
Changes in intangible assets other than goodwill [abstract]
Beginning balance	1,107	1,037
Net foreign exchange differences	(86)	70
Amortization	0	0
Ending balance	1,021	1,107
Accumulated depreciation and impairments | License agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	217	210
Net foreign exchange differences	0	0
Amortization	7	7
Ending balance	224	217
Accumulated depreciation and impairments | Customer Lists
Changes in intangible assets other than goodwill [abstract]
Beginning balance	4,877	2,296
Net foreign exchange differences	(265)	77
Amortization	4,698	2,504
Ending balance	9,310	4,877
Accumulated depreciation and impairments | Software
Changes in intangible assets other than goodwill [abstract]
Beginning balance	1,299	1,016
Net foreign exchange differences	19	0
Amortization	557	283
Ending balance	1,875	1,299
Accumulated depreciation and impairments | Patents/ Trademarks
Changes in intangible assets other than goodwill [abstract]
Beginning balance	505	509
Net foreign exchange differences	2	0
Amortization	101	(4)
Ending balance	608	505
Accumulated depreciation and impairments | Non-compete agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	1,273	341
Net foreign exchange differences	(114)	13
Amortization	918	919
Ending balance	$ 2,077	$ 1,273